Loans Payable - Schedule of Loans Payable (Details) (10-K) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Loans payable, net of debt discount		$ 1,143,995
Demand Loan [Member]
Debt Instrument [Line Items]
Gross principal amount	$ 6,945	10,647
Debt discount
Loans payable, net of debt discount	6,945	10,647
2018 Loan [Member]
Debt Instrument [Line Items]
Gross principal amount	368,968	464,739
Debt discount
Loans payable, net of debt discount	368,968	464,739
2017 Loan [Member]
Debt Instrument [Line Items]
Gross principal amount	77,170	168,609	412,047
Debt discount
Loans payable, net of debt discount	77,170	168,609	412,047
Land Loan [Member]
Debt Instrument [Line Items]
Gross principal amount	477,500	500,000	550,000
Debt discount	(22,553)	(38,098)	(70,393)
Loans payable, net of debt discount	454,947	461,902	479,607
Loan Payable [Member]
Debt Instrument [Line Items]
Gross principal amount	930,583	1,143,995	962,047
Debt discount	(22,553)	(38,098)	(70,393)
Loans payable, net of debt discount	908,030	1,105,897	891,654
Loan Payable Current [Member]
Debt Instrument [Line Items]
Gross principal amount	780,583	893,995	287,838
Debt discount	(16,139)	(22,889)	(31,114)
Loans payable, net of debt discount	764,444	871,106	256,724
Loan Payable Non Current [Member]
Debt Instrument [Line Items]
Gross principal amount	150,000	250,000	674,209
Debt discount	(6,414)	(15,209)	(39,279)
Loans payable, net of debt discount	$ 143,586	$ 234,791	$ 634,930